UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one.):  [X] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8465

Signature, Place, and Date of Signing:

/s/ W. R. Cotham		    Fort Worth, Texas    February 13, 2002

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $1,256,265 (thousands)


List of Other Included Managers:
NONE
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

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      56475     1021800   SH           Sole           1021800
BP AMOCO Plc           COM      055622104      68602     1475000   SH           Sole           1475000
EMC CORPORATION        COM      268648102     107520     8000000   SH           Sole           8000000
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      26532     1100000   SH           Sole           1100000
NIKE, INC.           CLASS
                     A COM      654106202     109668     1950000   SH           Sole           1950000
PACCAR                 COM      693718108      71530     1090062   SH           Sole           1090062
HOME DEPOT             COM      437076102      45909      900000   SH           Sole            900000
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  652487802      11465      433297   SH           Sole            433297
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       4591      920000   SH           Sole            920000
GAP, INC.              COM      364760108      46577     3341250   SH           Sole           3341250
DELL COMPUTERS         COM      247025109     260928     9600000   SH           Sole           9600000
VALSPAR, INC.          COM      920355104      28908      730000   SH           Sole            730000
CINTAS CORPORATION     COM      172908105      69120     1440000   SH           Sole           1440000
INTEL CORPORATION      COM      458140100     150960     4800000   SH           Sole           4800000
TELLABS, INC.          COM      879664100      29920     2000000   SH           Sole           2000000
WELLS FARGO & CO.      COM      949740104       8911      205000   SH           Sole            205000
AOL TIME WARNER        COM      00184A105      88647     2761579   SH           Sole           2761579
Q WEST COMMUNICATIONS
 INTL, INC.            COM      749121109      28668     2028860   SH           Sole           2028860
AT&T WIRELESS SERVICES COM      00209A106      12863      895118   SH           Sole            895118
MCDATA CORPORATION     COM      580031201       7214      294454   SH           Sole            294454
NESTLE SA              COM       *4616696      21257       99700   SH           Sole             99700


*SEDOL number
